                               ZENITH ACCUMULATOR


                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                            New York, New York 10166



                               Designated Office:
                         Annuity Administrative Office
                                 P.O. Box 14594
                           Des Moines, IA 50306-3594




                        SUPPLEMENT DATED APRIL 30, 2018

       TO THE PROSPECTUS DATED APRIL 30, 1999 (AS ANNUALLY SUPPLEMENTED).



     This supplement updates certain information in the prospectus dated April 30, 1999 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by Metropolitan Life Separate Account E (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 30, 2018, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated April 30, 1999, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to MetLife Investors Distribution Company at 200 Park Avenue, New York, New York 10166 or telephoning 1-800-777-5897.

     We currently are not offering any new Contracts. However, Owners of existing Contracts may continue to make purchase payments. Contract Owners may allocate Assets to Divisions of the Eligible Funds. Divisions may be referred to as "Investment Divisions" or "Subaccounts" in prior prospectuses or in the Contract.


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
      American Funds Bond Fund
      American Funds Global Small Capitalization Fund
      American Funds Growth Fund
      American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
      Brighthouse Asset Allocation 100 Portfolio -- Class A
      Brighthouse/Wellington Large Cap Research Portfolio -- Class B Clarion Global Real Estate Portfolio -- Class B
      ClearBridge Aggressive Growth Portfolio -- Class A

      Harris Oakmark International Portfolio -- Class E

      Invesco Small Cap Growth Portfolio -- Class B
      MFS(R) Research International Portfolio -- Class B
      Morgan Stanley Mid Cap Growth Portfolio -- Class B
      Oppenheimer Global Equity Portfolio -- Class B
      PIMCO Inflation Protected Bond Portfolio -- Class B
      PIMCO Total Return Portfolio -- Class B
      SSGA Growth and Income ETF Portfolio -- Class B
      SSGA Growth ETF Portfolio -- Class B
      T. Rowe Price Mid Cap Growth Portfolio -- Class B


      Victory Sycamore Mid Cap Value Portfolio -- Class B (formerly Invesco Mid
         Cap Value Portfolio)

BRIGHTHOUSE FUNDS TRUST II
      Baillie Gifford International Stock Portfolio -- Class A
      BlackRock Bond Income Portfolio -- Class A

      BlackRock Capital Appreciation Portfolio -- Class A

      BlackRock Ultra-Short Term Bond Portfolio -- Class A
      Brighthouse Asset Allocation 20 Portfolio -- Class B
      Brighthouse Asset Allocation 40 Portfolio -- Class B
      Brighthouse Asset Allocation 60 Portfolio -- Class B
      Brighthouse Asset Allocation 80 Portfolio -- Class B
      Brighthouse/Artisan Mid Cap Value Portfolio -- Class A
      Brighthouse/Wellington Balanced Portfolio -- Class B
      Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

      Frontier Mid Cap Growth Portfolio -- Class B
      Jennison Growth Portfolio -- Class A
      Loomis Sayles Small Cap Core Portfolio -- Class A
      Loomis Sayles Small Cap Growth Portfolio -- Class B
      MetLife Aggregate Bond Index Portfolio -- Class B
      MetLife Mid Cap Stock Index Portfolio -- Class B
      MetLife MSCI EAFE(R) Index Portfolio -- Class B
      MetLife Russell 2000(R) Index Portfolio -- Class B
      MetLife Stock Index Portfolio -- Class B
      MFS(R) Total Return Portfolio -- Class E
      MFS(R) Value Portfolio -- Class A


      MFS(R) Value Portfolio -- Class E

      Neuberger Berman Genesis Portfolio -- Class A
      T. Rowe Price Large Cap Growth Portfolio -- Class B
      T. Rowe Price Small Cap Growth Portfolio -- Class B
      Western Asset Management Strategic Bond Opportunities Portfolio -- Class
         B
      Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
      Equity-Income Portfolio

     Please see "Additional Information Regarding Eligible Funds" for more information.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP:// WWW.SEC.GOV.

     THE FINANCIAL INDUSTRY REGULATORY AUTHORITY (FINRA) PROVIDES BACKGROUND INFORMATION ABOUT BROKER-DEALERS AND THEIR REGISTERED REPRESENTATIVES THROUGH FINRA BROKERCHECK. YOU MAY CONTACT THE FINRA BROKERCHECK HOTLINE AT 1-800-289-9999, OR LOG ON TO WWW.FINRA.ORG. AN INVESTOR BROCHURE THAT INCLUDES INFORMATION DESCRIBING FINRA BROKERCHECK IS AVAILABLE THROUGH THE HOTLINE OR ON-LINE.

     CURRENT PROSPECTUSES FOR THE ELIGIBLE FUNDS CAN BE OBTAINED BY CALLING 1-800-777-5897.


     WE DO NOT GUARANTEE HOW ANY OF THE DIVISIONS OF THE ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                 EXPENSE TABLE



     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Divisions. State premium taxes of 0% to 3.5% may also be deducted.



CONTRACT OWNER TRANSACTION EXPENSES


        Sales Charge Imposed on Purchase Payments...........................              None
        Contingent Deferred Sales Charge (as a percentage of Contract Value)   6.5% declining annually--
                                                                                      See Note (1)
        Transfer Fee(2).....................................................   $10

--------
NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of contract value withdrawn, as follows:


IF WITHDRAWN DURING CONTRACT YEAR      CHARGE
-----------------------------------   -------
  1................................   6.5%
  2................................   6.0%
  3................................   5.5%
  4................................   5.0%
  5................................   4.5%
  6................................   4.0%
  7................................   3.5%
  8................................   3.0%
  9................................   2.0%
  10...............................   1.0%
  11...............................   0%

(2) Currently, we do not charge this fee. We reserve the right to impose a charge of $10 on each transfer in excess of four per year.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE


        Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the Divisions)


                                                                AMERICAN FUNDS
                                                                BOND DIVISION,
                                                                AMERICAN FUNDS
                                                                GROWTH-INCOME
                                                                  DIVISION,
                                                                AMERICAN FUNDS
                                                               GROWTH DIVISION,
                                                              AND AMERICAN FUNDS          ALL
                                                                 GLOBAL SMALL            OTHER
                                                           CAPITALIZATION DIVISION     DIVISIONS
                                                          -------------------------   ----------
       Mortality and Expense Risk Charge(2)............   1.20%                        .95%
       Administration Asset Charge.....................    .40%                        .40%
                                                          ----                         ---
         Total Variable Account Annual Expenses........   1.60%                       1.35%
                                                          ====                        ====

--------
NOTE:
(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We will waive the following amount of the Mortality and Expense Risk Charge: an amount, if any, equal to the Eligible Fund expenses that are in excess of the indicated percentage for the Division investing in the following Eligible Fund: 0.87% for the Division investing in the Oppenheimer Global Equity Portfolio -- Class B.




ELIGIBLE FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017


     The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Eligible Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future. The second table shows each Eligible Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Eligible Funds provided this information and we have not independently verified it. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund. Current prospectuses for the Eligible Funds can be obtained by calling 800-777-5897.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                     MINIMUM*     MAXIMUM
                                                                                    ----------   --------
Total Annual Eligible Fund Operating Expenses....................................
(expenses that are deducted from Eligible Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)...................     0.27%       1.22%





                                                                                              MINIMUM*     MAXIMUM
                                                                                             ----------   --------
Net Total Annual Fund Operating Expenses (1)
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any applicable waiver or expense
 reimbursement)...........................................................................     0.26%       1.21%





NOTE:
(1)
The range of Net Total Annual Eligible Fund Operating Expenses takes into account arrangements for certain Eligible
Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses for a period of at
least one year from the date of the portfolio's 2018 prospectus as described in more detail below.
*
Does not take into consideration any portfolio of the American Funds Insurance Series, for which an additional
Mortality and Expense Risk charge applies.


ELIGIBLE FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.


                                                 DISTRIBUTION              ACQUIRED
                                                    AND/OR                   FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                    SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                    MANAGEMENT      (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                           FEE          FEES       EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------- ------------ -------------- ---------- ---------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund..........    0.36%         0.25%        0.02%       --        0.63%           --          0.63%
American Funds Global Small
 Capitalization Fund..............    0.70%         0.25%        0.04%       --        0.99%           --          0.99%
American Funds Growth Fund........    0.33%         0.25%        0.02%       --        0.60%           --          0.60%

                                                     DISTRIBUTION             ACQUIRED
                                                        AND/OR                  FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                       SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                        MANAGEMENT     (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
American Funds Growth-Income
 Fund.................................    0.26%     0.25%           0.02%      --         0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Asset Allocation 100
 Portfolio -- Class A.................    0.07%       --            0.01%    0.67%        0.75%       --              0.75%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B........    0.56%     0.25%           0.02%      --         0.83%     0.04%             0.79%
Clarion Global Real Estate Portfolio
 -- Class B...........................    0.61%     0.25%           0.05%      --         0.91%       --              0.91%
ClearBridge Aggressive Growth
 Portfolio -- Class A.................    0.55%       --            0.03%      --         0.58%     0.02%             0.56%
Harris Oakmark International
 Portfolio -- Class E.................    0.77%     0.15%           0.04%      --         0.96%     0.02%             0.94%
Invesco Small Cap Growth Portfolio
 -- Class B...........................    0.85%     0.25%           0.03%      --         1.13%     0.02%             1.11%
MFS(R) Research International
 Portfolio -- Class A++...............    0.69%       --            0.05%      --         0.74%     0.10%             0.64%
MFS(R) Research International
 Portfolio -- Class B.................    0.69%     0.25%           0.05%      --         0.99%     0.10%             0.89%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.................    0.65%     0.25%           0.04%      --         0.94%     0.02%             0.92%
Oppenheimer Global Equity Portfolio
 -- Class B...........................    0.66%     0.25%           0.04%      --         0.95%     0.10%             0.85%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.................    0.47%     0.25%           0.50%      --         1.22%     0.01%             1.21%
PIMCO Total Return Portfolio --
 Class B..............................    0.48%     0.25%           0.08%      --         0.81%     0.03%             0.78%
SSGA Growth and Income ETF
 Portfolio -- Class B.................    0.31%     0.25%           0.01%    0.20%        0.77%       --              0.77%
SSGA Growth ETF Portfolio --
 Class B..............................    0.32%     0.25%           0.02%    0.21%        0.80%       --              0.80%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.................    0.75%     0.25%           0.03%      --         1.03%       --              1.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.................    0.65%     0.25%           0.03%      --         0.93%     0.09%             0.84%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.................    0.79%       --            0.06%      --         0.85%     0.12%             0.73%
BlackRock Bond Income Portfolio --
 Class A..............................    0.33%       --            0.18%      --         0.51%       --              0.51%
BlackRock Capital Appreciation
 Portfolio -- Class A.................    0.69%       --            0.03%      --         0.72%     0.09%             0.63%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.................    0.35%       --            0.04%      --         0.39%     0.03%             0.36%

                                                        DISTRIBUTION             ACQUIRED
                                                           AND/OR                  FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                          SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                           MANAGEMENT     (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
Brighthouse Asset Allocation 20
 Portfolio -- Class B....................    0.09%     0.25%         0.03%      0.57%        0.94%     0.02%           0.92%
Brighthouse Asset Allocation 40
 Portfolio -- Class B....................    0.06%     0.25%           --       0.59%        0.90%       --            0.90%
Brighthouse Asset Allocation 60
 Portfolio -- Class B....................    0.05%     0.25%           --       0.61%        0.91%       --            0.91%
Brighthouse Asset Allocation 80
 Portfolio -- Class B....................    0.05%     0.25%         0.01%      0.64%        0.95%       --            0.95%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A....................    0.82%       --          0.03%        --         0.85%     0.05%           0.80%
Brighthouse/Wellington Balanced
 Portfolio -- Class B....................    0.46%     0.25%         0.08%        --         0.79%       --            0.79%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A......    0.70%       --          0.02%        --         0.72%     0.11%           0.61%
Frontier Mid Cap Growth Portfolio --
 Class B.................................    0.71%     0.25%         0.04%        --         1.00%     0.02%           0.98%
Jennison Growth Portfolio --
 Class A.................................    0.60%       --          0.02%        --         0.62%     0.08%           0.54%
Loomis Sayles Small Cap Core
 Portfolio -- Class A....................    0.90%       --          0.07%      0.03%        1.00%     0.08%           0.92%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B....................    0.90%     0.25%         0.07%        --         1.22%     0.09%           1.13%
MetLife Aggregate Bond Index
 Portfolio -- Class B....................    0.25%     0.25%         0.03%        --         0.53%     0.01%           0.52%
MetLife Mid Cap Stock Index
 Portfolio -- Class B....................    0.25%     0.25%         0.04%      0.01%        0.55%       --            0.55%
MetLife MSCI EAFE(R) Index Portfolio
 -- Class B..............................    0.30%     0.25%         0.07%      0.01%        0.63%       --            0.63%
MetLife Russell 2000(R) Index
 Portfolio -- Class B....................    0.25%     0.25%         0.06%      0.01%        0.57%       --            0.57%
MetLife Stock Index Portfolio --
 Class A+................................    0.25%       --          0.02%        --         0.27%     0.01%           0.26%
MetLife Stock Index Portfolio --
 Class B.................................    0.25%     0.25%         0.02%        --         0.52%     0.01%           0.51%
MFS(R) Total Return Portfolio --
 Class A+................................    0.56%       --          0.05%        --         0.61%       --            0.61%
MFS(R) Total Return Portfolio --
 Class E.................................    0.56%     0.15%         0.05%        --         0.76%       --            0.76%
MFS(R) Value Portfolio -- Class A++......    0.62%       --          0.02%        --         0.64%     0.06%           0.58%
MFS(R) Value Portfolio -- Class E........    0.62%     0.15%         0.02%        --         0.79%     0.06%           0.73%
Neuberger Berman Genesis Portfolio
 -- Class A..............................    0.81%       --          0.04%        --         0.85%     0.01%           0.84%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B....................    0.60%     0.25%         0.02%        --         0.87%     0.05%           0.82%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B....................    0.47%     0.25%         0.03%        --         0.75%       --            0.75%

                                                 DISTRIBUTION             ACQUIRED
                                                    AND/OR                  FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                   SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                    MANAGEMENT     (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                           FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class A++........................    0.56%       --            0.04%      --         0.60%     0.06%           0.54%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B..........................    0.56%     0.25%           0.04%      --         0.85%     0.06%           0.79%
Western Asset Management
 U.S. Government Portfolio --
 Class A..........................    0.47%       --            0.02%      --         0.49%     0.01%           0.48%
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio...........    0.44%       --            0.09%    0.03%        0.56%     --              0.56%



+     Aavailable under Contracts issued prior to May 1, 1995.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.



     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)


     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a non-life contingency option (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:



                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    --------   ---------   ---------   ---------
  (a)............     $842      $1,082      $1,345      $2,015
  (b)............     $937      $1,368      $1,826      $2,993


   (2) If you do not surrender your Contract or if you annuitize under a variable life contingency option (no contingent deferred sales charges would be deducted(2)):



                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    --------   ---------   ---------   ---------
  (a)............     $192        $532      $  895      $1,915
  (b)............     $287        $818      $1,376      $2,893

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
--------
NOTES:
(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.071% has been used. (See Note
      (1) to the second table on p. A-3.)

(2) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the first example would apply. (See "Contingent Deferred Sales Charge".)


     Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus supplement (p. A-25).




THE COMPANYMetropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31,
                                     2017.




                      INVESTMENTS OF THE VARIABLE ACCOUNT



     Purchase payments applied to the Variable Account will be invested in Divisions of one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 Divisions (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."



     The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.


     You will find complete information about the Eligible Funds, including the risks associated with each, in the prospectuses for the Eligible Funds. They should be read carefully along with this prospectus before investing. Current prospectuses for the Eligible Funds can be obtained by calling 1-800-777-5897.



ELIGIBLE FUND                     INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
 AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Bond Fund        Seeks as high a level of current income       Capital Research and
                                  as is consistent with the preservation of     Management Companysm
                                  capital.
  American Funds Global Small     Seeks long-term growth of capital.            Capital Research and
   Capitalization Fund                                                          Management Companysm

ELIGIBLE FUND                       INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
  American Funds Growth Fund        Seeks growth of capital.                     Capital Research and
                                                                                 Management Companysm
  American Funds                    Seeks long-term growth of capital and        Capital Research and
   Growth-Income Fund               income.                                      Management Companysm
 BRIGHTHOUSE FUNDS TRUST I
  Brighthouse Asset Allocation      Seeks growth of capital.                     Brighthouse Investment
   100 Portfolio -- Class A                                                      Advisers, LLC
  Brighthouse/Wellington Large      Seeks long-term capital appreciation.        Brighthouse Investment
   Cap Research Portfolio --                                                     Advisers, LLC
   Class B                                                                       Subadviser: Wellington
                                                                                 Management Company LLP
  Clarion Global Real Estate        Seeks total return through investment in     Brighthouse Investment
   Portfolio -- Class B             real estate securities, emphasizing both     Advisers, LLC
                                    capital appreciation and current income.     Subadviser: CBRE Clarion
                                                                                 Securities LLC
  ClearBridge Aggressive            Seeks capital appreciation.                  Brighthouse Investment
   Growth Portfolio -- Class A                                                   Advisers, LLC
                                                                                 Subadviser: ClearBridge
                                                                                 Investments, LLC
  Harris Oakmark International      Seeks long-term capital appreciation.        Brighthouse Investment
   Portfolio -- Class E                                                          Advisers, LLC
                                                                                 Subadviser: Harris Associates
                                                                                 L.P.
  Invesco Small Cap Growth          Seeks long-term growth of capital.           Brighthouse Investment
   Portfolio -- Class B                                                          Advisers, LLC
                                                                                 Subadviser: Invesco Advisers,
                                                                                 Inc.
  MFS(R) Research International     Seeks capital appreciation.                  Brighthouse Investment
   Portfolio -- Class A++                                                        Advisers, LLC
                                                                                 Subadviser: Massachusetts
                                                                                 Financial Services Company
  MFS(R) Research International     Seeks capital appreciation.                  Brighthouse Investment
   Portfolio -- Class B                                                          Advisers, LLC
                                                                                 Subadviser: Massachusetts
                                                                                 Financial Services Company
  Morgan Stanley Mid Cap            Seeks capital appreciation.                  Brighthouse Investment
   Growth Portfolio -- Class B                                                   Advisers, LLC
                                                                                 Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
  Oppenheimer Global Equity         Seeks capital appreciation.                  Brighthouse Investment
   Portfolio -- Class B                                                          Advisers, LLC
                                                                                 Subadviser: OppenheimerFunds,
                                                                                 Inc.
  PIMCO Inflation Protected         Seeks maximum real return, consistent        Brighthouse Investment
   Bond Portfolio -- Class B        with preservation of capital and prudent     Advisers, LLC
                                    investment management.                       Subadviser: Pacific Investment
                                                                                 Management Company LLC

ELIGIBLE FUND                        INVESTMENT OBJECTIVE                           INVESTMENT ADVISER/SUBADVISER
  PIMCO Total Return Portfolio       Seeks maximum total return, consistent         Brighthouse Investment
   -- Class B                        with the preservation of capital and           Advisers, LLC
                                     prudent investment management.                 Subadviser: Pacific Investment
                                                                                    Management Company LLC
  SSGA Growth and Income ETF         Seeks growth of capital and income.            Brighthouse Investment
   Portfolio -- Class B                                                             Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
  SSGA Growth ETF Portfolio --       Seeks growth of capital.                       Brighthouse Investment
   Class B                                                                          Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
  T. Rowe Price Mid Cap Growth       Seeks long-term growth of capital.             Brighthouse Investment
   Portfolio -- Class B                                                             Advisers, LLC
                                                                                    Subadviser: T. Rowe Price
                                                                                    Associates, Inc.
  Victory Sycamore Mid Cap           Seeks high total return by investing in        Brighthouse Investment
   Value Portfolio -- Class B        equity securities of mid-sized companies.      Advisers, LLC
                                                                                    Subadviser: Victory Capital
                                                                                    Management Inc.
 BRIGHTHOUSE FUNDS TRUST II
  Baillie Gifford International      Seeks long-term growth of capital.             Brighthouse Investment
   Stock Portfolio -- Class A                                                       Advisers, LLC
                                                                                    Subadviser: Baillie Gifford
                                                                                    Overseas Limited
  BlackRock Bond Income              Seeks a competitive total return primarily     Brighthouse Investment
   Portfolio -- Class A              from investing in fixed-income securities.     Advisers, LLC
                                                                                    Subadviser: BlackRock Advisors,
                                                                                    LLC
  BlackRock Capital Appreciation     Seeks long-term growth of capital.             Brighthouse Investment
   Portfolio -- Class A                                                             Advisers, LLC
                                                                                    Subadviser: BlackRock Advisors,
                                                                                    LLC
  BlackRock Ultra-Short Term         Seeks a high level of current income           Brighthouse Investment
   Bond Portfolio -- Class A         consistent with preservation of capital.       Advisers, LLC
                                                                                    Subadviser: BlackRock Advisors,
                                                                                    LLC
  Brighthouse Asset Allocation       Seeks a high level of current income,          Brighthouse Investment
   20 Portfolio -- Class B           with growth of capital as a secondary          Advisers, LLC
                                     objective.
  Brighthouse Asset Allocation       Seeks high total return in the form of         Brighthouse Investment
   40 Portfolio -- Class B           income and growth of capital, with a           Advisers, LLC
                                     greater emphasis on income.
  Brighthouse Asset Allocation       Seeks a balance between a high level of        Brighthouse Investment
   60 Portfolio -- Class B           current income and growth of capital,          Advisers, LLC
                                     with a greater emphasis on growth of
                                     capital.

ELIGIBLE FUND                       INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
  Brighthouse Asset Allocation      Seeks growth of capital.                      Brighthouse Investment
   80 Portfolio -- Class B                                                        Advisers, LLC
  Brighthouse/Artisan Mid Cap       Seeks long-term capital growth.               Brighthouse Investment
   Value Portfolio -- Class A                                                     Advisers, LLC
                                                                                  Subadviser: Artisan Partners
                                                                                  Limited Partnership
  Brighthouse/Wellington            Seeks long-term capital appreciation with     Brighthouse Investment
   Balanced Portfolio --            some current income.                          Advisers, LLC
   Class B                                                                        Subadviser: Wellington
                                                                                  Management Company LLP
  Brighthouse/Wellington Core       Seeks to provide a growing stream of          Brighthouse Investment
   Equity Opportunities             income over time and, secondarily,            Advisers, LLC
   Portfolio -- Class A             long-term capital appreciation and            Subadviser: Wellington
                                    current income.                               Management Company LLP
  Frontier Mid Cap Growth           Seeks maximum capital appreciation.           Brighthouse Investment
   Portfolio -- Class B                                                           Advisers, LLC
                                                                                  Subadviser: Frontier Capital
                                                                                  Management Company, LLC
  Jennison Growth Portfolio --      Seeks long-term growth of capital.            Brighthouse Investment
   Class A                                                                        Advisers, LLC
                                                                                  Subadviser: Jennison Associates
                                                                                  LLC
  Loomis Sayles Small Cap Core      Seeks long-term capital growth from           Brighthouse Investment
   Portfolio -- Class A             investments in common stocks or other         Advisers, LLC
                                    equity securities.                            Subadviser: Loomis, Sayles &
                                                                                  Company, L.P.
  Loomis Sayles Small Cap           Seeks long-term capital growth.               Brighthouse Investment
   Growth Portfolio -- Class B                                                    Advisers, LLC
                                                                                  Subadviser: Loomis, Sayles &
                                                                                  Company, L.P.
  MetLife Aggregate Bond Index      Seeks to track the performance of the         Brighthouse Investment
   Portfolio -- Class B             Bloomberg Barclays U.S. Aggregate             Advisers, LLC
                                    Bond Index.                                   Subadviser: MetLife Investment
                                                                                  Advisors, LLC
  MetLife Mid Cap Stock Index       Seeks to track the performance of the         Brighthouse Investment
   Portfolio -- Class B             Standard & Poor's MidCap 400(R)               Advisers, LLC
                                    Composite Stock Price Index.                  Subadviser: MetLife Investment
                                                                                  Advisors, LLC
  MetLife MSCI EAFE(R) Index        Seeks to track the performance of the         Brighthouse Investment
   Portfolio -- Class B             MSCI EAFE(R) Index.                           Advisers, LLC
                                                                                  Subadviser: MetLife Investment
                                                                                  Advisors, LLC
  MetLife Russell 2000(R) Index     Seeks to track the performance of the         Brighthouse Investment
   Portfolio -- Class B             Russell 2000(R) Index.                        Advisers, LLC
                                                                                  Subadviser: MetLife Investment
                                                                                  Advisors, LLC

ELIGIBLE FUND                       INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
  MetLife Stock Index Portfolio     Seeks to track the performance of the         Brighthouse Investment
   -- Class A+                      Standard & Poor's 500(R) Composite            Advisers, LLC
                                    Stock Price Index.                            Subadviser: MetLife Investment
                                                                                  Advisors, LLC
  MetLife Stock Index Portfolio     Seeks to track the performance of the         Brighthouse Investment
   -- Class B                       Standard & Poor's 500(R) Composite            Advisers, LLC
                                    Stock Price Index.                            Subadviser: MetLife Investment
                                                                                  Advisors, LLC
  MFS(R) Total Return Portfolio     Seeks a favorable total return through        Brighthouse Investment
   -- Class A+                      investment in a diversified portfolio.        Advisers, LLC
                                                                                  Subadviser: Massachusetts
                                                                                  Financial Services Company
  MFS(R) Total Return Portfolio     Seeks a favorable total return through        Brighthouse Investment
   -- Class E                       investment in a diversified portfolio.        Advisers, LLC
                                                                                  Subadviser: Massachusetts
                                                                                  Financial Services Company
  MFS(R) Value Portfolio --         Seeks capital appreciation.                   Brighthouse Investment
   Class A++                                                                      Advisers, LLC
                                                                                  Subadviser: Massachusetts
                                                                                  Financial Services Company
  MFS(R) Value Portfolio --         Seeks capital appreciation.                   Brighthouse Investment
   Class E                                                                        Advisers, LLC
                                                                                  Subadviser: Massachusetts
                                                                                  Financial Services Company
  Neuberger Berman Genesis          Seeks high total return, consisting           Brighthouse Investment
   Portfolio -- Class A             principally of capital appreciation.          Advisers, LLC
                                                                                  Subadviser: Neuberger Berman
                                                                                  Investment Advisers LLC
  T. Rowe Price Large Cap           Seeks long-term growth of capital.            Brighthouse Investment
   Growth Portfolio -- Class B                                                    Advisers, LLC
                                                                                  Subadviser: T. Rowe Price
                                                                                  Associates, Inc.
  T. Rowe Price Small Cap           Seeks long-term capital growth.               Brighthouse Investment
   Growth Portfolio -- Class B                                                    Advisers, LLC
                                                                                  Subadviser: T. Rowe Price
                                                                                  Associates, Inc.
  Western Asset Management          Seeks to maximize total return consistent     Brighthouse Investment
   Strategic Bond Opportunities     with preservation of capital.                 Advisers, LLC
   Portfolio -- Class A++                                                         Subadviser: Western Asset
                                                                                  Management Company
  Western Asset Management          Seeks to maximize total return consistent     Brighthouse Investment
   Strategic Bond Opportunities     with preservation of capital.                 Advisers, LLC
   Portfolio -- Class B                                                           Subadviser: Western Asset
                                                                                  Management Company

ELIGIBLE FUND                       INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
  Western Asset Management          Seeks to maximize total return consistent     Brighthouse Investment
   U.S. Government Portfolio        with preservation of capital and              Advisers, LLC
   -- Class A                       maintenance of liquidity.                     Subadviser: Western Asset
                                                                                  Management Company
 FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Equity-Income Portfolio           Seeks reasonable income. The fund will        Fidelity Management & Research
                                    also consider the potential for capital       Company
                                    appreciation. The fund's goal is to           Subadviser: FMR Co., Inc.
                                    achieve a yield which exceeds the
                                    composite yield on the securities
                                    comprising the S&P 500(R) Index.



+     Aavailable under Contracts issued prior to May 1, 1995.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



ADDITIONAL INFORMATION REGARDING ELIGIBLE FUNDS


BRIGHTHOUSE FUNDS TRUST I


     Class A shares of MFS(R) Research International are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of April 28, 2008). See Expense Table--Brighthouse Funds Trust I (p. A-5).


BRIGHTHOUSE FUNDS TRUST II

     Class A shares of the Western Asset Management Strategic Bond Opportunities Portfolio are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of May 1, 2016). Western Asset Management Strategic Bond Opportunities Class B shares are available. See Expense Table - Brighthouse Funds Trust II (p. A-7)


     For Contracts issued prior to May 1, 1995, the MetLife Stock Index Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MetLife Stock Index Portfolio Class B is available. See the Expense Table-- Brighthouse Funds Trust II (p. A-6) for expense differences for these classes.


     For Contracts issued prior to May 1, 1995, the MFS Total Return Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available. See the Expense Table--Brighthouse Funds Trust II (p. A-6) for Expense differences for these classes.


                                     * * *





     For more information regarding the Investment Adviser and the subadviser of the Brighthouse Funds Trust I and Brighthouse Funds Trust II Portfolios, see the Statement of Additional Information for the Contracts, and also see the Brighthouse Funds Trust I and Brighthouse Funds Trust II prospectuses and Statements of Additional Information.



     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds. For more information about the Investment Adviser, see the American Funds Insurance Series(R) prospectus and its Statement of Additional Information.

     Fidelity Management & Research Company is the Investment Manager for the Portfolio of the Variable Insurance Products Fund. For more information about the Investment Manager, see the Variable Insurance Products fund prospectus and its Statement of Additional Information.



     You can also get information about Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(R) or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO ELIGIBLE FUNDS


     An investment adviser or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in our role as an intermediary, with respect to the Eligible Funds. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the prospectuses for the Eligible Funds for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.


     Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the "Table of Expenses." Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor MetLife Investors Distribution Company ("MLIDC"). Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment returns. MLIDC is the principal underwriter and distributor of the Contract. MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to . An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


     On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby We receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should We or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments We receive could cease or be substantially reduced which may have a material impact on Our financial statements.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS



     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the previous purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a), 401(k), or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code"). (At this time, the Contracts are only available on a limited basis to plans qualified under
   Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1997;

      4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

      5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").


     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should not be purchased for use with such plans.


     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.


     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.


     In the case of certain IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.


     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------

     Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



                       FEDERAL INCOME TAX CONSIDERATIONS


     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.


     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.


     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


     Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.


     The following discussion generally applies to Contracts owned by natural persons.


     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain optional benefits such as the guaranteed death benefit may be considered as deemed distributions subject to immediate taxation. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of an Owner;

   o  attributable to the taxpayer's becoming disabled;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.


     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract as part of a tax-free Section 1035 exchange.


     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.


     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.


     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.


     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.



     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between Divisions after the annuity starting date. Consult your own tax advisor.



     3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare
     ---------------------------------
      tax on the lesser of:

      1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

      2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in Item 2.


     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.



     Partial Annuitization. Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio or excludable amount will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.



     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in the prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.


     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.


     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.



     Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2018, $5,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Contract may provide death benefits that could exceed the greater of premiums paid or the Contract Value. The final required minimum distribution income tax regulations generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that is subject to the required minimum distribution rules.



     THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR

SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2018. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59- 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59- 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year for which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.


     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     The IRS adopted regulations in 2007 affecting 403(b) plans and arrangements. As part of these regulations, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.


     In consideration of these regulations, we have determined to only make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

     If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments.


     Section 457(b) Plan. An eligible section 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer which must be a tax-exempt entity under Section 501(c) of the Code. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SONSULT THEIR TAX ADVISER.


     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.


     Required Minimum Distributions ("RMDs"). Qualified Contracts (including Contracts under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.


     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.


     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


     Annuity purchases by residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.



     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.


     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                              FINANCIAL STATEMENTS


     Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166 or telephoning 1-800-777-5897.



                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



                     METROPOLITAN LIFE SEPARATE ACCOUNT E++
                        CONDENSED FINANCIAL INFORMATION
--------

++ Effective November 9, 2009, the Company transferred the assets of each of the Sub-Accounts of The New England Variable Account with and into the Divisions of Metropolitan Life Separate Account E.


     Set forth below are accumulation unit values through December 31, 2017 for each Division of Metropolitan Life Separate Account E.


     Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each Division credited to the Contract by the Accumulation Unit Value of the Division. The Accumulation Unit Value of a Division depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.




                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
Baillie Gifford International Stock Division (Class A) (previously Julius Baer
International Stock Division and before that FI International Stock
 Sub-Account and before that Putnam International Stock Sub-Account and before that Morgan
Stanley International Magnum Equity
 Sub-Account)
  01/01/2008 to 12/31/2008........    2.043649         1.126487            2,767,234
  01/01/2009 to 12/31/2009........    1.126487         1.357766            2,221,387
  01/01/2010 to 12/31/2010........    1.357766         1.436168            2,081,244
  01/01/2011 to 12/31/2011........    1.436168         1.135379            1,758,621
  01/01/2012 to 12/31/2012........    1.135379         1.338699            1,465,179
  01/01/2013 to 12/31/2013........    1.338699         1.526021            1,277,453
  01/01/2014 to 12/31/2014........    1.526021         1.458824              910,640
  01/01/2015 to 12/31/2015........    1.458824         1.410907              743,941
  01/01/2016 to 12/31/2016........    1.410907         1.466847              653,215
  01/01/2017 to 12/31/2017........    1.466847         1.955934              576,029
BlackRock Bond Income Division (Class A)
  01/01/2008 to 12/31/2008........    5.213355         4.966949            4,684,401
  01/01/2009 to 12/31/2009........    4.966949         5.364309            3,937,913
  01/01/2010 to 12/31/2010........    5.364309         5.733625            3,308,173
  01/01/2011 to 12/31/2011........    5.733625         6.028218            2,910,885
  01/01/2012 to 12/31/2012........    6.028218         6.395712            2,517,435
  01/01/2013 to 12/31/2013........    6.395712         6.261595            2,150,532
  01/01/2014 to 12/31/2014........    6.261595         6.615297            1,818,457
  01/01/2015 to 12/31/2015........    6.615297         6.565331            1,614,562
  01/01/2016 to 12/31/2016........    6.565331         6.679538            1,327,853
  01/01/2017 to 12/31/2017........    6.679538         6.860669            1,234,595
BlackRock Capital Appreciation Division (Class A)
  01/01/2008 to 12/31/2008........    3.317618         2.078103            8,575,721

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2009 to 12/31/2009........     2.078103          2.804514           7,059,728
  01/01/2010 to 12/31/2010........     2.804514          3.315331           5,886,682
  01/01/2011 to 12/31/2011........     3.315331          2.978340           4,933,420
  01/01/2012 to 12/31/2012........     2.978340          3.360496           4,250,848
  01/01/2013 to 12/31/2013........     3.360496          4.449966           3,426,081
  01/01/2014 to 12/31/2014........     4.449966          4.780936           2,971,479
  01/01/2015 to 12/31/2015........     4.780936          5.012998           2,617,716
  01/01/2016 to 12/31/2016........     5.012998          4.949993           2,351,013
  01/01/2017 to 12/31/2017........     4.949993          6.540886           2,066,300
BlackRock Capital Appreciation Division (Class A) (previously BlackRock Legacy Large Cap
Growth Division (Class B) and before that FI Large Cap
 Sub-Account)
  01/01/2008 to 12/31/2008........    17.783641          9.658129               9,881
  01/01/2009 to 05/01/2009........     9.658129         10.080821                   0
BlackRock Large Cap Value Division (Class E)
  01/01/2008 to 12/31/2008........     1.479249          0.948017             449,810
  01/01/2009 to 12/31/2009........     0.948017          1.039841             318,002
  01/01/2010 to 12/31/2010........     1.039841          1.118262             325,790
  01/01/2011 to 12/31/2011........     1.118262          1.126769             185,073
  01/01/2012 to 12/31/2012........     1.126769          1.268740             148,560
  01/01/2013 to 12/31/2013........     1.268740          1.650856             182,949
  01/01/2014 to 12/31/2014........     1.650856          1.788171             123,778
  01/01/2015 to 12/31/2015........     1.788171          1.657160             100,490
  01/01/2016 to 12/31/2016........     1.657160          1.931515              92,384
  01/01/2017 to 12/31/2017........     1.931515          2.048883             103,182
BlackRock Ultra-Short Term Bon Division (Class A)
  01/01/2008 to 12/31/2008........     2.539147          2.576485          10,227,886
  01/01/2009 to 12/31/2009........     2.576485          2.552627           6,104,139
  01/01/2010 to 12/31/2010........     2.552627          2.518666           4,439,672
  01/01/2011 to 12/31/2011........     2.518666          2.484983           3,983,593
  01/01/2012 to 12/31/2012........     2.484983          2.451479           2,811,685
  01/01/2013 to 12/31/2013........     2.451479          2.418605           2,616,363
  01/01/2014 to 12/31/2014........     2.418605          2.386173           2,442,639
  01/01/2015 to 12/31/2015........     2.386173          2.354252           2,349,846
  01/01/2016 to 12/31/2016........     2.354252          2.330784           1,442,013
  01/01/2017 to 12/31/2017........     2.330784          2.320021           1,265,172
Brighthouse Asset Allocation 100 Portfolio (Class A) (previously MetLife Asset Allocation
100 Division (Class A))
  04/29/2013 to 12/31/2013........    26.505620         30.957739           2,169,719
  01/01/2014 to 12/31/2014........    30.957739         32.142276           1,894,102
  01/01/2015 to 12/31/2015........    32.142276         31.181851           1,686,976
  01/01/2016 to 12/31/2016........    31.181851         33.591455           1,474,603
  01/01/2017 to 12/31/2017........    33.591455         40.835183           1,295,471
Brighthouse Asset Allocation 20 Portfolio (Class B) (previously MetLife Asset Allocation
20 Division (Class B))
  01/01/2008 to 12/31/2008........    11.316619          9.558158              54,330
  01/01/2009 to 12/31/2009........     9.558158         11.365537              63,449
  01/01/2010 to 12/31/2010........    11.365537         12.340301              34,666
  01/01/2011 to 12/31/2011........    12.340301         12.571162              38,041
  01/01/2012 to 12/31/2012........    12.571162         13.540148              44,870
  01/01/2013 to 12/31/2013........    13.540148         13.931148              44,761
  01/01/2014 to 12/31/2014........    13.931148         14.358970              77,055
  01/01/2015 to 12/31/2015........    14.358970         14.083476              73,957
  01/01/2016 to 12/31/2016........    14.083476         14.524065              72,579
  01/01/2017 to 12/31/2017........    14.524065         15.323222              70,364
Brighthouse Asset Allocation 40 Portfolio (Class B) (previously MetLife Asset Allocation
40 Division (Class B))
  01/01/2008 to 12/31/2008........    11.744567          9.084388             116,642
  01/01/2009 to 12/31/2009........     9.084388         11.084648              79,520
  01/01/2010 to 12/31/2010........    11.084648         12.196592              18,651

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2011 to 12/31/2011........    12.196592         12.159605              30,963
  01/01/2012 to 12/31/2012........    12.159605         13.370640              45,742
  01/01/2013 to 12/31/2013........    13.370640         14.632504              45,080
  01/01/2014 to 12/31/2014........    14.632504         15.147485              42,054
  01/01/2015 to 12/31/2015........    15.147485         14.783967              24,950
  01/01/2016 to 12/31/2016........    14.783967         15.473673              17,874
  01/01/2017 to 12/31/2017........    15.473673         16.891471              17,377
Brighthouse Asset Allocation 60 Portfolio (Class B) (previously MetLife Asset Allocation
60 Division (Class B))
  01/01/2008 to 12/31/2008........    12.212967          8.598785             316,897
  01/01/2009 to 12/31/2009........     8.598785         10.734187             265,802
  01/01/2010 to 12/31/2010........    10.734187         11.985168             262,273
  01/01/2011 to 12/31/2011........    11.985168         11.662922             192,437
  01/01/2012 to 12/31/2012........    11.662922         13.029240             182,762
  01/01/2013 to 12/31/2013........    13.029240         15.166351             167,069
  01/01/2014 to 12/31/2014........    15.166351         15.718682             155,797
  01/01/2015 to 12/31/2015........    15.718682         15.311295             138,113
  01/01/2016 to 12/31/2016........    15.311295         16.179302             118,891
  01/01/2017 to 12/31/2017........    16.179302         18.314501             106,157
Brighthouse Asset Allocation 80 Portfolio (Class B) (previously MetLife Asset Allocation
80 Division (Class B))
  01/01/2008 to 12/31/2008........    12.674051          8.112800             111,283
  01/01/2009 to 12/31/2009........     8.112800         10.332698              63,175
  01/01/2010 to 12/31/2010........    10.332698         11.692668              62,009
  01/01/2011 to 12/31/2011........    11.692668         11.101051              55,806
  01/01/2012 to 12/31/2012........    11.101051         12.636499              46,155
  01/01/2013 to 12/31/2013........    12.636499         15.498005              43,018
  01/01/2014 to 12/31/2014........    15.498005         16.089458              44,595
  01/01/2015 to 12/31/2015........    16.089458         15.604466              34,807
  01/01/2016 to 12/31/2016........    15.604466         16.648505              20,602
  01/01/2017 to 12/31/2017........    16.648505         19.573312              23,365
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (previously Met/Artisan Mid Cap
Value Division (Class A))
  01/01/2008 to 12/31/2008........     3.775411          2.011047           5,093,889
  01/01/2009 to 12/31/2009........     2.011047          2.808729           4,101,207
  01/01/2010 to 12/31/2010........     2.808729          3.187947           3,400,592
  01/01/2011 to 12/31/2011........     3.187947          3.357832           2,830,254
  01/01/2012 to 12/31/2012........     3.357832          3.705577           2,334,792
  01/01/2013 to 12/31/2013........     3.705577          5.003301           1,922,180
  01/01/2014 to 12/31/2014........     5.003301          5.031343           1,657,497
  01/01/2015 to 12/31/2015........     5.031343          4.495181           1,398,205
  01/01/2016 to 12/31/2016........     4.495181          5.453402           1,272,471
  01/01/2017 to 12/31/2017........     5.453402          6.070172           1,091,314
Brighthouse/Wellington Balanced Portfolio (Class B) (previously Met/Wellington Balanced
Division (Class B))
  01/01/2008 to 12/31/2008........    44.233821         32.744497               5,187
  01/01/2009 to 12/31/2009........    32.744497         37.797674               2,069
  01/01/2010 to 12/31/2010........    37.797674         40.764465               1,785
  01/01/2011 to 12/31/2011........    40.764465         41.662422               1,778
  01/01/2012 to 12/31/2012........    41.662422         46.077468               2,049
  01/01/2013 to 12/31/2013........    46.077468         54.677389               2,083
  01/01/2014 to 12/31/2014........    54.677389         59.489879               3,181
  01/01/2015 to 12/31/2015........    59.489879         60.038958               2,753
  01/01/2016 to 12/31/2016........    60.038958         63.226897               2,640
  01/01/2017 to 12/31/2017........    63.226897         71.646492               4,656
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (previously
Met/Wellington Core Equity Opportunities Division (Class A))
  01/01/2008 to 12/31/2008........     4.018597          2.404505          11,351,260
  01/01/2009 to 12/31/2009........     2.404505          3.131080           9,066,382
  01/01/2010 to 12/31/2010........     3.131080          3.459801           7,418,295
  01/01/2011 to 12/31/2011........     3.459801          3.275797           6,071,858

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2012 to 12/31/2012........      3.275797         3.647309          5,166,609
  01/01/2013 to 12/31/2013........      3.647309         4.811095          4,377,016
  01/01/2014 to 12/31/2014........      4.811095         5.251381          3,649,806
  01/01/2015 to 12/31/2015........      5.251381         5.305094          3,151,618
  01/01/2016 to 12/31/2016........      5.305094         5.618388          2,790,610
  01/01/2017 to 12/31/2017........      5.618388         6.600292          2,423,126
Brighthouse/Wellington Large Cap Research Portfolio (Class B) (previously Met/Wellington
Large Cap Research Division (Class B))
  01/01/2008 to 12/31/2008........      7.974359         4.932059             34,390
  01/01/2009 to 12/31/2009........      4.932059         5.800016             24,680
  01/01/2010 to 12/31/2010........      5.800016         6.434971             27,809
  01/01/2011 to 12/31/2011........      6.434971         6.365065             46,217
  01/01/2012 to 12/31/2012........      6.365065         7.121518             44,756
  01/01/2013 to 12/31/2013........      7.121518         9.434750             25,279
  01/01/2014 to 12/31/2014........      9.434750        10.565327             11,229
  01/01/2015 to 12/31/2015........     10.565327        10.892097             10,003
  01/01/2016 to 12/31/2016........     10.892097        11.635551              9,643
  01/01/2017 to 12/31/2017........     11.635551        13.998607              9,571
Clarion Global Real Estate Division (Class B)
  01/01/2008 to 12/31/2008........     16.331587         9.397492             97,041
  01/01/2009 to 12/31/2009........      9.397492        12.491908             70,201
  01/01/2010 to 12/31/2010........     12.491908        14.309532             62,613
  01/01/2011 to 12/31/2011........     14.309532        13.329346             45,991
  01/01/2012 to 12/31/2012........     13.329346        16.567309             37,717
  01/01/2013 to 12/31/2013........     16.567309        16.924694             36,287
  01/01/2014 to 12/31/2014........     16.924694        18.913103             33,238
  01/01/2015 to 12/31/2015........     18.913103        18.397973             33,330
  01/01/2016 to 12/31/2016........     18.397973        18.309894             23,560
  01/01/2017 to 12/31/2017........     18.309894        20.006170             19,964
ClearBridge Aggressive Growth Division (Class A)
  05/02/2011 to 12/31/2011........      0.860177         0.781459            234,706
  01/01/2012 to 12/31/2012........      0.781459         0.915969            216,224
  01/01/2013 to 12/31/2013........      0.915969         1.318536            566,717
  01/01/2014 to 12/31/2014........      1.318536         1.549574            862,575
  01/01/2015 to 12/31/2015........      1.549574         1.470555            579,029
  01/01/2016 to 12/31/2016........      1.470555         1.494136            443,169
  01/01/2017 to 12/31/2017........      1.494136         1.749819            308,335
ClearBridge Aggressive Growth Division (Class A) (previously ClearBridge Aggressive Growth
Division II (Class B))
  01/01/2008 to 12/31/2008........    181.223037       103.701306              5,978
  01/01/2009 to 12/31/2009........    103.701306       146.155656              9,958
  01/01/2010 to 12/31/2010........    146.155656       157.747000              6,012
  01/01/2011 to 12/31/2011........    157.747000       143.893132              2,723
  01/01/2012 to 12/31/2012........    143.893132       173.915707              1,960
  01/01/2013 to 12/31/2013........    173.915707       220.975747              1,858
  01/01/2014 to 04/25/2014........    220.975747       230.139777                  0
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A) and before that Legg
 Mason ClearBridge Aggressive Growth Division (Class B) and before that Legg Mason
Partners Aggressive Growth Division and before that
 Janus Aggressive Growth Sub-Account and before that Janus Growth Sub-Account)
  01/01/2008 to 12/31/2008........      0.794818         0.477910            216,157
  01/01/2009 to 12/31/2009........      0.477910         0.626917            126,622
  01/01/2010 to 12/31/2010........      0.626917         0.765640            102,491
  01/01/2011 to 04/29/2011........      0.765640         0.860273                  0
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A) and before that Legg
 Mason Value Equity Division (Class A))
  01/01/2008 to 12/31/2008........      0.953585         0.428705            363,007
  01/01/2009 to 12/31/2009........      0.428705         0.582780            371,343

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2010 to 12/31/2010........     0.582780          0.620100            203,483
  01/01/2011 to 04/29/2011........     0.620100          0.659651                  0
Fidelity VIP Equity-Income Division (Initial Class)
  01/01/2008 to 12/31/2008........     6.659949          3.767725          5,033,446
  01/01/2009 to 12/31/2009........     3.767725          4.840104          4,053,216
  01/01/2010 to 12/31/2010........     4.840104          5.498669          3,360,529
  01/01/2011 to 12/31/2011........     5.498669          5.477785          2,903,337
  01/01/2012 to 12/31/2012........     5.477785          6.339273          2,457,884
  01/01/2013 to 12/31/2013........     6.339273          8.014750          2,113,359
  01/01/2014 to 12/31/2014........     8.014750          8.596647          1,833,533
  01/01/2015 to 12/31/2015........     8.596647          8.145119          1,521,265
  01/01/2016 to 12/31/2016........     8.145119          9.483804          1,354,156
  01/01/2017 to 12/31/2017........     9.483804         10.563534          1,204,427
Frontier Mid Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........    50.946162         27.221248              6,226
  01/01/2009 to 12/31/2009........    27.221248         40.032217              7,802
  01/01/2010 to 12/31/2010........    40.032217         45.417694              6,907
  01/01/2011 to 12/31/2011........    45.417694         43.356012              4,807
  01/01/2012 to 12/31/2012........    43.356012         47.345021              4,352
  01/01/2013 to 12/31/2013........    47.345021         61.860416              3,701
  01/01/2014 to 12/31/2014........    61.860416         67.668609              3,766
  01/01/2015 to 12/31/2015........    67.668609         68.499831              3,531
  01/01/2016 to 12/31/2016........    68.499831         71.066927              3,854
  01/01/2017 to 12/31/2017........    71.066927         87.600385              3,082
Harris Oakmark International Division (Class E)
  01/01/2008 to 12/31/2008........     1.967374          1.148507          2,028,450
  01/01/2009 to 12/31/2009........     1.148507          1.759341          1,522,709
  01/01/2010 to 12/31/2010........     1.759341          2.022262          1,540,759
  01/01/2011 to 12/31/2011........     2.022262          1.713475          1,163,906
  01/01/2012 to 12/31/2012........     1.713475          2.185196            850,500
  01/01/2013 to 12/31/2013........     2.185196          2.816637            911,303
  01/01/2014 to 12/31/2014........     2.816637          2.621428            811,569
  01/01/2015 to 12/31/2015........     2.621428          2.471084            721,184
  01/01/2016 to 12/31/2016........     2.471084          2.640542            572,496
  01/01/2017 to 12/31/2017........     2.640542          3.400458            565,328
Invesco Mid Cap Value Division (Class B)
  04/30/2012 to 12/31/2012........     2.549699          2.621965            698,630
  01/01/2013 to 12/31/2013........     2.621965          3.370751            599,748
  01/01/2014 to 12/31/2014........     3.370751          3.646244            408,941
  01/01/2015 to 12/31/2015........     3.646244          3.274261            348,887
  01/01/2016 to 12/31/2016........     3.274261          3.731197            298,750
  01/01/2017 to 12/31/2017........     3.731197          4.030103            274,699
Invesco Mid Cap Value Division (Class B) (previously Lord Abbett Mid Cap Value Division
(Class B) and before that Neuberger Berman Mid Cap
 Value Division)
  01/01/2008 to 12/31/2008........     2.678582          1.387940          1,546,199
  01/01/2009 to 12/31/2009........     1.387940          2.023071          1,127,702
  01/01/2010 to 12/31/2010........     2.023071          2.515896            991,540
  01/01/2011 to 12/31/2011........     2.515896          2.316562            864,422
  01/01/2012 to 04/27/2012........     2.316562          2.562192                  0
Invesco Small Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........     1.608185          0.972101            209,723
  01/01/2009 to 12/31/2009........     0.972101          1.283420            205,287
  01/01/2010 to 12/31/2010........     1.283420          1.597755            159,726
  01/01/2011 to 12/31/2011........     1.597755          1.559332             71,812
  01/01/2012 to 12/31/2012........     1.559332          1.818765             55,668
  01/01/2013 to 12/31/2013........     1.818765          2.515296             39,979

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2014 to 12/31/2014........     2.515296          2.677882             48,937
  01/01/2015 to 12/31/2015........     2.677882          2.596803             45,816
  01/01/2016 to 12/31/2016........     2.596803          2.854936             37,683
  01/01/2017 to 12/31/2017........     2.854936          3.530305             35,169
Jennison Growth Division (Class A)
  01/01/2008 to 12/31/2008........     0.553005          0.346832            452,773
  01/01/2009 to 12/31/2009........     0.346832          0.479018            263,794
  01/01/2010 to 12/31/2010........     0.479018          0.527549            230,362
  01/01/2011 to 12/31/2011........     0.527549          0.523165            760,463
  01/01/2012 to 12/31/2012........     0.523165          0.597584            361,511
  01/01/2013 to 12/31/2013........     0.597584          0.807728            333,029
  01/01/2014 to 12/31/2014........     0.807728          0.869064            410,298
  01/01/2015 to 12/31/2015........     0.869064          0.949878            271,828
  01/01/2016 to 12/31/2016........     0.949878          0.938737            229,606
  01/01/2017 to 12/31/2017........     0.938737          1.271896            376,738
Jennison Growth Division (Class B) (previously Oppenheimer Capital Appreciation Division)
  01/01/2008 to 12/31/2008........    13.034267          6.951537             19,629
  01/01/2009 to 12/31/2009........     6.951537          9.855584             15,039
  01/01/2010 to 12/31/2010........     9.855584         10.637162             12,149
  01/01/2011 to 12/31/2011........    10.637162         10.349923             10,628
  01/01/2012 to 04/27/2012........    10.349923         11.645520                  0
Loomis Sayles Small Cap Core Division (Class A)
  01/01/2008 to 12/31/2008........     3.656788          2.312601          6,352,290
  01/01/2009 to 12/31/2009........     2.312601          2.971741          5,311,394
  01/01/2010 to 12/31/2010........     2.971741          3.738974          4,482,610
  01/01/2011 to 12/31/2011........     3.738974          3.710750          3,821,379
  01/01/2012 to 12/31/2012........     3.710750          4.193533          3,099,532
  01/01/2013 to 12/31/2013........     4.193533          5.835224          2,700,844
  01/01/2014 to 12/31/2014........     5.835224          5.973364          2,365,694
  01/01/2015 to 12/31/2015........     5.973364          5.805111          1,965,760
  01/01/2016 to 12/31/2016........     5.805111          6.831001          1,707,962
  01/01/2017 to 12/31/2017........     6.831001          7.767045          1,475,598
Loomis Sayles Small Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........     1.121357          0.649277            297,746
  01/01/2009 to 12/31/2009........     0.649277          0.830666            265,471
  01/01/2010 to 12/31/2010........     0.830666          1.076436            271,831
  01/01/2011 to 12/31/2011........     1.076436          1.091186            256,468
  01/01/2012 to 12/31/2012........     1.091186          1.193752            247,812
  01/01/2013 to 12/31/2013........     1.193752          1.747543            203,151
  01/01/2014 to 12/31/2014........     1.747543          1.740224            204,089
  01/01/2015 to 12/31/2015........     1.740224          1.741392            169,593
  01/01/2016 to 12/31/2016........     1.741392          1.821935            152,646
  01/01/2017 to 12/31/2017........     1.821935          2.277212            151,731
MetLife Aggregate Bond Index Portfolio (Class B) (previously Barclays Aggregate Bond Index
Division (Class B))
  01/01/2008 to 12/31/2008........     1.387871          1.446309          1,375,741
  01/01/2009 to 12/31/2009........     1.446309          1.497972          1,199,574
  01/01/2010 to 12/31/2010........     1.497972          1.562027          1,067,756
  01/01/2011 to 12/31/2011........     1.562027          1.653376          1,013,928
  01/01/2012 to 12/31/2012........     1.653376          1.690215            826,242
  01/01/2013 to 12/31/2013........     1.690215          1.625334            643,500
  01/01/2014 to 12/31/2014........     1.625334          1.691386            605,173
  01/01/2015 to 12/31/2015........     1.691386          1.670199            477,021
  01/01/2016 to 12/31/2016........     1.670199          1.683068            321,532
  01/01/2017 to 12/31/2017........     1.683068          1.709783            249,552
MetLife Asset Allocation 100 Division (Class A) (previously MetLife Aggressive Allocation
Division)
  01/01/2008 to 12/31/2008........    12.967317          7.618291             64,229

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2009 to 12/31/2009........     7.618291          9.882929             58,065
  01/01/2010 to 12/31/2010........     9.882929         11.280381             54,415
  01/01/2011 to 04/29/2011........    11.280381         12.233916                  0
MetLife Asset Allocation 100 Division (Class A) (previously MetLife Aggressive Strategy
Division (Class B))
  05/02/2011 to 12/31/2011........    12.197370         10.449559             30,388
  01/01/2012 to 12/31/2012........    10.449559         12.034629             19,405
  01/01/2013 to 04/26/2013........    12.034629         13.098380                  0
MetLife Asset Allocation 100 Division (Class A) (previously Zenith Equity Division (Class
A))
  01/01/2008 to 12/31/2008........    25.393986         15.400707          4,869,966
  01/01/2009 to 12/31/2009........    15.400707         19.814045          4,080,664
  01/01/2010 to 12/31/2010........    19.814045         22.312063          3,428,528
  01/01/2011 to 12/31/2011........    22.312063         21.267033          2,926,397
  01/01/2012 to 12/31/2012........    21.267033         23.927427          2,462,029
  01/01/2013 to 04/26/2013........    23.927427         26.322842                  0
MetLife Mid Cap Stock Index Division (Class B)
  01/01/2008 to 12/31/2008........     1.661625          1.042931          1,061,301
  01/01/2009 to 12/31/2009........     1.042931          1.407349          1,343,790
  01/01/2010 to 12/31/2010........     1.407349          1.749427          1,090,428
  01/01/2011 to 12/31/2011........     1.749427          1.688262            791,770
  01/01/2012 to 12/31/2012........     1.688262          1.954132            689,277
  01/01/2013 to 12/31/2013........     1.954132          2.560877            590,517
  01/01/2014 to 12/31/2014........     2.560877          2.759620            500,661
  01/01/2015 to 12/31/2015........     2.759620          2.651244            425,827
  01/01/2016 to 12/31/2016........     2.651244          3.142458            387,885
  01/01/2017 to 12/31/2017........     3.142458          3.584985            349,241
MetLife MSCI EAFE(R) Index Portfolio (Class B) (previously MSCI EAFE(R) Index Division
(Class B))
  01/01/2008 to 12/31/2008........     1.677449          0.956530          1,206,131
  01/01/2009 to 12/31/2009........     0.956530          1.210660            957,353
  01/01/2010 to 12/31/2010........     1.210660          1.288948            924,239
  01/01/2011 to 12/31/2011........     1.288948          1.110838            781,355
  01/01/2012 to 12/31/2012........     1.110838          1.293392            731,512
  01/01/2013 to 12/31/2013........     1.293392          1.550666            622,129
  01/01/2014 to 12/31/2014........     1.550666          1.433984            610,423
  01/01/2015 to 12/31/2015........     1.433984          1.396649            509,513
  01/01/2016 to 12/31/2016........     1.396649          1.391701            460,796
  01/01/2017 to 12/31/2017........     1.391701          1.710955            403,480
MetLife Russell 2000(R) Index Portfolio (Class B) (previously Russell 2000(R) Index
Division (Class B))
  01/01/2008 to 12/31/2008........     1.790916          1.171913          1,061,072
  01/01/2009 to 12/31/2009........     1.171913          1.452887            823,979
  01/01/2010 to 12/31/2010........     1.452887          1.814394            777,785
  01/01/2011 to 12/31/2011........     1.814394          1.713370            649,291
  01/01/2012 to 12/31/2012........     1.713370          1.961600            577,682
  01/01/2013 to 12/31/2013........     1.961600          2.674244            481,003
  01/01/2014 to 12/31/2014........     2.674244          2.764538            371,913
  01/01/2015 to 12/31/2015........     2.764538          2.604958            254,459
  01/01/2016 to 12/31/2016........     2.604958          3.108768            234,404
  01/01/2017 to 12/31/2017........     3.108768          3.508589            210,200
MetLife Stock Index Division (Class A)
  01/01/2008 to 12/31/2008........     4.752122          2.948834          2,822,363
  01/01/2009 to 12/31/2009........     2.948834          3.672624          2,339,469
  01/01/2010 to 12/31/2010........     3.672624          4.160506          2,000,324
  01/01/2011 to 12/31/2011........     4.160506          4.180195          1,695,159
  01/01/2012 to 12/31/2012........     4.180195          4.773721          1,396,448
  01/01/2013 to 12/31/2013........     4.773721          6.217730          1,207,439
  01/01/2014 to 12/31/2014........     6.217730          6.954107          1,080,970
  01/01/2015 to 12/31/2015........     6.954107          6.940863            947,221

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2016 to 12/31/2016........     6.940863          7.647076            776,834
  01/01/2017 to 12/31/2017........     7.647076          9.169951            685,740
MetLife Stock Index Division (Class B)
  01/01/2008 to 12/31/2008........     4.486461          2.776954            196,680
  01/01/2009 to 12/31/2009........     2.776954          3.449868            155,083
  01/01/2010 to 12/31/2010........     3.449868          3.896827             95,176
  01/01/2011 to 12/31/2011........     3.896827          3.907550             77,423
  01/01/2012 to 12/31/2012........     3.907550          4.449647             60,285
  01/01/2013 to 12/31/2013........     4.449647          5.781561             55,158
  01/01/2014 to 12/31/2014........     5.781561          6.451192             52,507
  01/01/2015 to 12/31/2015........     6.451192          6.422817             32,034
  01/01/2016 to 12/31/2016........     6.422817          7.057970             31,221
  01/01/2017 to 12/31/2017........     7.057970          8.442097             26,259
MFS(R) Research International Division (Class A)
  11/07/2008 to 12/31/2008........     2.198518          2.224149          5,690,361
  01/01/2009 to 12/31/2009........     2.224149          2.895001          4,509,096
  01/01/2010 to 12/31/2010........     2.895001          3.189068          3,613,173
  01/01/2011 to 12/31/2011........     3.189068          2.817963          3,074,753
  01/01/2012 to 12/31/2012........     2.817963          3.251819          2,494,255
  01/01/2013 to 12/31/2013........     3.251819          3.836356          2,119,150
  01/01/2014 to 12/31/2014........     3.836356          3.529971          1,812,356
  01/01/2015 to 12/31/2015........     3.529971          3.430516          1,520,752
  01/01/2016 to 12/31/2016........     3.430516          3.361761          1,272,138
  01/01/2017 to 12/31/2017........     3.361761          4.262422          1,080,683
MFS(R) Research International Division (Class A) (previously Fidelity VIP Overseas
Sub-Account)
  01/01/2008 to 11/07/2008........     3.925233          2.198518                  0
MFS(R) Research International Division (Class B)
  01/01/2008 to 12/31/2008........     1.818114          1.033772          1,165,438
  01/01/2009 to 12/31/2009........     1.033772          1.341855          1,394,681
  01/01/2010 to 12/31/2010........     1.341855          1.474852            691,913
  01/01/2011 to 12/31/2011........     1.474852          1.299211            578,157
  01/01/2012 to 12/31/2012........     1.299211          1.495847            349,923
  01/01/2013 to 12/31/2013........     1.495847          1.759990            271,968
  01/01/2014 to 12/31/2014........     1.759990          1.615718            240,639
  01/01/2015 to 12/31/2015........     1.615718          1.565777            233,150
  01/01/2016 to 12/31/2016........     1.565777          1.531259            196,437
  01/01/2017 to 12/31/2017........     1.531259          1.936141            184,709
MFS(R) Total Return Division (Class A)
  01/01/2008 to 12/31/2008........     4.932295          3.788071          5,071,888
  01/01/2009 to 12/31/2009........     3.788071          4.432386          4,259,336
  01/01/2010 to 12/31/2010........     4.432386          4.813620          3,623,734
  01/01/2011 to 12/31/2011........     4.813620          4.863944          3,201,572
  01/01/2012 to 12/31/2012........     4.863944          5.354272          2,435,315
  01/01/2013 to 12/31/2013........     5.354272          6.285766          2,042,817
  01/01/2014 to 12/31/2014........     6.285766          6.737291          1,800,994
  01/01/2015 to 12/31/2015........     6.737291          6.636558          1,628,355
  01/01/2016 to 12/31/2016........     6.636558          7.149937          1,381,513
  01/01/2017 to 12/31/2017........     7.149937          7.932247          1,221,664
MFS(R) Total Return Division (Class E)
  01/01/2008 to 12/31/2008........    47.897749         36.731894            120,624
  01/01/2009 to 12/31/2009........    36.731894         42.914072             98,901
  01/01/2010 to 12/31/2010........    42.914072         46.538182             82,035
  01/01/2011 to 12/31/2011........    46.538182         46.950578             67,533
  01/01/2012 to 12/31/2012........    46.950578         51.607000             57,453
  01/01/2013 to 12/31/2013........    51.607000         60.495129             50,380
  01/01/2014 to 12/31/2014........    60.495129         64.743964             43,138

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2015 to 12/31/2015........    64.743964        63.680209              35,748
  01/01/2016 to 12/31/2016........    63.680209        68.501177              29,306
  01/01/2017 to 12/31/2017........    68.501177        75.886816              26,571
MFS(R) Value Division (Class A)
  04/29/2013 to 12/31/2013........     3.191846         3.737858           1,843,615
  01/01/2014 to 12/31/2014........     3.737858         4.086332           1,658,479
  01/01/2015 to 12/31/2015........     4.086332         4.025445           1,427,628
  01/01/2016 to 12/31/2016........     4.025445         4.542998           1,296,250
  01/01/2017 to 12/31/2017........     4.542998         5.289142           1,129,355
MFS(R) Value Division (Class A) (previously FI Value Leaders Division (Class A))
  01/01/2008 to 12/31/2008........     3.320481         1.999941           4,252,202
  01/01/2009 to 12/31/2009........     1.999941         2.404154           3,437,801
  01/01/2010 to 12/31/2010........     2.404154         2.717359           2,809,526
  01/01/2011 to 12/31/2011........     2.717359         2.516122           2,372,714
  01/01/2012 to 12/31/2012........     2.516122         2.873563           2,039,303
  01/01/2013 to 04/26/2013........     2.873563         3.166694                   0
MFS(R) Value Division (Class A) (previously MFS(R) Value Division (Class E))
  01/01/2008 to 12/31/2008........     1.415429         0.927051             618,583
  01/01/2009 to 12/31/2009........     0.927051         1.103679             577,473
  01/01/2010 to 12/31/2010........     1.103679         1.211422             606,022
  01/01/2011 to 12/31/2011........     1.211422         1.204843             378,957
  01/01/2012 to 12/31/2012........     1.204843         1.383462             312,188
  01/01/2013 to 04/26/2013........     1.383462         1.569161                   0
Morgan Stanley Mid Cap Growth Division (Class B)
  05/03/2010 to 12/31/2010........     1.295934         1.505615             490,737
  01/01/2011 to 12/31/2011........     1.505615         1.382643             484,989
  01/01/2012 to 12/31/2012........     1.382643         1.490614             156,035
  01/01/2013 to 12/31/2013........     1.490614         2.044527             133,681
  01/01/2014 to 12/31/2014........     2.044527         2.037568             112,538
  01/01/2015 to 12/31/2015........     2.037568         1.909276              92,816
  01/01/2016 to 12/31/2016........     1.909276         1.724310              98,351
  01/01/2017 to 12/31/2017........     1.724310         2.380264              91,823
Morgan Stanley Mid Cap Growth Division (Class B) (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap
 Sub-Account)
  01/01/2008 to 12/31/2008........     2.046088         0.899629             320,300
  01/01/2009 to 12/31/2009........     0.899629         1.185188             302,873
  01/01/2010 to 04/30/2010........     1.185188         1.282945                   0
Neuberger Berman Genesis Division (Class A)
  01/01/2008 to 12/31/2008........     2.066181         1.255554           3,157,059
  01/01/2009 to 12/31/2009........     1.255554         1.401637           2,452,204
  01/01/2010 to 12/31/2010........     1.401637         1.681240           2,011,182
  01/01/2011 to 12/31/2011........     1.681240         1.754972           1,675,938
  01/01/2012 to 12/31/2012........     1.754972         1.904910           1,359,180
  01/01/2013 to 12/31/2013........     1.904910         2.603376           1,207,068
  01/01/2014 to 12/31/2014........     2.603376         2.568738           1,058,230
  01/01/2015 to 12/31/2015........     2.568738         2.549017             808,521
  01/01/2016 to 12/31/2016........     2.549017         2.984734             716,374
  01/01/2017 to 12/31/2017........     2.984734         3.408681             547,987
Neuberger Berman Genesis Division (Class A) (previously MLA Mid Cap Division (Class B))
  01/01/2008 to 12/31/2008........     1.573190         0.957591             280,916
  01/01/2009 to 12/31/2009........     0.957591         1.292056             188,235
  01/01/2010 to 12/31/2010........     1.292056         1.566133             165,093
  01/01/2011 to 12/31/2011........     1.566133         1.463651             143,860
  01/01/2012 to 12/31/2012........     1.463651         1.520246             127,497
  01/01/2013 to 04/26/2013........     1.520246         1.648627                   0

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
Oppenheimer Global Equity Division (Class B)
  01/01/2008 to 12/31/2008........    20.336533         11.925811             29,143
  01/01/2009 to 12/31/2009........    11.925811         16.448896             31,952
  01/01/2010 to 12/31/2010........    16.448896         18.813136             27,188
  01/01/2011 to 12/31/2011........    18.813136         17.001221             24,507
  01/01/2012 to 12/31/2012........    17.001221         20.323672             15,394
  01/01/2013 to 12/31/2013........    20.323672         25.487741             16,160
  01/01/2014 to 12/31/2014........    25.487741         25.684670             16,034
  01/01/2015 to 12/31/2015........    25.684670         26.337542             14,982
  01/01/2016 to 12/31/2016........    26.337542         26.044399             13,279
  01/01/2017 to 12/31/2017........    26.044399         35.135547              9,117
PIMCO Inflation Protection Bond Division (Class B)
  01/01/2008 to 12/31/2008........    12.158272         11.168445            147,426
  01/01/2009 to 12/31/2009........    11.168445         13.007430            106,799
  01/01/2010 to 12/31/2010........    13.007430         13.829023            127,064
  01/01/2011 to 12/31/2011........    13.829023         15.164142            120,079
  01/01/2012 to 12/31/2012........    15.164142         16.325836             95,708
  01/01/2013 to 12/31/2013........    16.325836         14.612977             51,877
  01/01/2014 to 12/31/2014........    14.612977         14.834134             35,531
  01/01/2015 to 12/31/2015........    14.834134         14.180068             24,143
  01/01/2016 to 12/31/2016........    14.180068         14.687170             22,571
  01/01/2017 to 12/31/2017........    14.687170         14.993256             19,541
PIMCO Total Return Division (Class B)
  01/01/2008 to 12/31/2008........     1.337485          1.324910          4,830,601
  01/01/2009 to 12/31/2009........     1.324910          1.542808          5,900,033
  01/01/2010 to 12/31/2010........     1.542808          1.646488          4,737,797
  01/01/2011 to 12/31/2011........     1.646488          1.675957          3,488,256
  01/01/2012 to 12/31/2012........     1.675957          1.806652          3,030,647
  01/01/2013 to 12/31/2013........     1.806652          1.748286          2,310,488
  01/01/2014 to 12/31/2014........     1.748286          1.797145          1,653,864
  01/01/2015 to 12/31/2015........     1.797145          1.773137          1,250,960
  01/01/2016 to 12/31/2016........     1.773137          1.795013          1,199,601
  01/01/2017 to 12/31/2017........     1.795013          1.850715          1,078,669
SSGA Growth and Income ETF Division (Class B)
  01/01/2008 to 12/31/2008........    11.612202          8.585168                  0
  01/01/2009 to 12/31/2009........     8.585168         10.578008              9,856
  01/01/2010 to 12/31/2010........    10.578008         11.713492             29,839
  01/01/2011 to 12/31/2011........    11.713492         11.679368              2,337
  01/01/2012 to 12/31/2012........    11.679368         13.002009             18,690
  01/01/2013 to 12/31/2013........    13.002009         14.486473             53,424
  01/01/2014 to 12/31/2014........    14.486473         15.122865             23,840
  01/01/2015 to 12/31/2015........    15.122865         14.627171             25,009
  01/01/2016 to 12/31/2016........    14.627171         15.265732             26,590
  01/01/2017 to 12/31/2017........    15.265732         17.450304             27,305
SSGA Growth ETF Division (Class B)
  01/01/2008 to 12/31/2008........    11.902093          7.870894              1,308
  01/01/2009 to 12/31/2009........     7.870894         10.025004              8,729
  01/01/2010 to 12/31/2010........    10.025004         11.290542             19,228
  01/01/2011 to 12/31/2011........    11.290542         10.902286              8,994
  01/01/2012 to 12/31/2012........    10.902286         12.372150              8,779
  01/01/2013 to 12/31/2013........    12.372150         14.412225              8,656
  01/01/2014 to 12/31/2014........    14.412225         14.983803              4,659
  01/01/2015 to 12/31/2015........    14.983803         14.441245              6,325
  01/01/2016 to 12/31/2016........    14.441245         15.227757              6,797
  01/01/2017 to 12/31/2017........    15.227757         17.974305              7,247

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
T. Rowe Price Large Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........    15.270728          8.737535             78,533
  01/01/2009 to 12/31/2009........     8.737535         12.330312             72,800
  01/01/2010 to 12/31/2010........    12.330312         14.201921             76,812
  01/01/2011 to 12/31/2011........    14.201921         13.824787             75,243
  01/01/2012 to 12/31/2012........    13.824787         16.185399             55,812
  01/01/2013 to 12/31/2013........    16.185399         22.159125             64,239
  01/01/2014 to 12/31/2014........    22.159125         23.791514             62,681
  01/01/2015 to 12/31/2015........    23.791514         25.940060             62,011
  01/01/2016 to 12/31/2016........    25.940060         25.984233             64,560
  01/01/2017 to 12/31/2017........    25.984233         34.219071             55,191
T. Rowe Price Large Cap Growth Division (Class B) (previously RCM Technology Division
(Class B))
  01/01/2008 to 12/31/2008........     0.642392          0.352036            822,638
  01/01/2009 to 12/31/2009........     0.352036          0.552147            826,863
  01/01/2010 to 12/31/2010........     0.552147          0.695588          1,368,437
  01/01/2011 to 12/31/2011........     0.695588          0.618371          1,046,636
  01/01/2012 to 12/31/2012........     0.618371          0.683962            624,549
  01/01/2013 to 04/26/2013........     0.683962          0.715347                  0
T. Rowe Price Mid Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........     0.980220          0.582646          2,231,230
  01/01/2009 to 12/31/2009........     0.582646          0.836223          1,710,772
  01/01/2010 to 12/31/2010........     0.836223          1.053408          1,313,301
  01/01/2011 to 12/31/2011........     1.053408          1.022188          1,589,729
  01/01/2012 to 12/31/2012........     1.022188          1.146392          1,127,876
  01/01/2013 to 12/31/2013........     1.146392          1.544739          1,058,053
  01/01/2014 to 12/31/2014........     1.544739          1.718714          1,029,602
  01/01/2015 to 12/31/2015........     1.718714          1.808828            901,076
  01/01/2016 to 12/31/2016........     1.808828          1.895498            862,430
  01/01/2017 to 12/31/2017........     1.895498          2.332890            737,293
T. Rowe Price Small Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........    15.992747         10.047530             15,624
  01/01/2009 to 12/31/2009........    10.047530         13.742614             14,218
  01/01/2010 to 12/31/2010........    13.742614         18.258171             29,661
  01/01/2011 to 12/31/2011........    18.258171         18.274532             37,871
  01/01/2012 to 12/31/2012........    18.274532         20.896340             21,451
  01/01/2013 to 12/31/2013........    20.896340         29.722698             24,019
  01/01/2014 to 12/31/2014........    29.722698         31.273148             21,064
  01/01/2015 to 12/31/2015........    31.273148         31.613969             20,766
  01/01/2016 to 12/31/2016........    31.613969         34.771489             15,924
  01/01/2017 to 12/31/2017........    34.771489         42.037365             16,404
Western Asset Management Strategic Bond Opportunities Division (Class B)
  05/02/2016 to 12/31/2016........    30.315864         31.454596             24,161
  01/01/2017 to 12/31/2017........    31.454596         33.495712             21,108
Western Asset Management Strategic Bond Opportunities Division (Class B) (previously Lord
Abbett Bond Debenture Division (Class B))
  01/01/2008 to 12/31/2008........     1.917566          1.539849            989,224
  01/01/2009 to 12/31/2009........     1.539849          2.077858            833,716
  01/01/2010 to 12/31/2010........     2.077858          2.315800          1,014,098
  01/01/2011 to 12/31/2011........     2.315800          2.386695            914,426
  01/01/2012 to 12/31/2012........     2.386695          2.659374            683,446
  01/01/2013 to 12/31/2013........     2.659374          2.833061            529,994
  01/01/2014 to 12/31/2014........     2.833061          2.930045            428,421
  01/01/2015 to 12/31/2015........     2.930045          2.827899            305,537
  01/01/2016 to 04/29/2016........     2.827899          2.914327                  0
Western Asset Management U.S. Government Division (Class A)
  01/01/2008 to 12/31/2008........     1.724243          1.694938          2,029,424
  01/01/2009 to 12/31/2009........     1.694938          1.744655          1,706,206

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2010 to 12/31/2010........    1.744655         1.821283            1,546,520
  01/01/2011 to 12/31/2011........    1.821283         1.895916            1,314,198
  01/01/2012 to 12/31/2012........    1.895916         1.933394              925,896
  01/01/2013 to 12/31/2013........    1.933394         1.893388              709,399
  01/01/2014 to 12/31/2014........    1.893388         1.920500              646,180
  01/01/2015 to 12/31/2015........    1.920500         1.905580              506,145
  01/01/2016 to 12/31/2016........    1.905580         1.904159              467,019
  01/01/2017 to 12/31/2017........    1.904159         1.915037

                                                                             393,262




                                               1.60% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
American Funds Bond Division (Class 2)
  01/01/2008 to 12/31/2008........    15.520310         13.845478             52,814
  01/01/2009 to 12/31/2009........    13.845478         15.343360             41,521
  01/01/2010 to 12/31/2010........    15.343360         16.072959             37,306
  01/01/2011 to 12/31/2011........    16.072959         16.783999             24,616
  01/01/2012 to 12/31/2012........    16.783999         17.403721             38,001
  01/01/2013 to 12/31/2013........    17.403721         16.757799             23,746
  01/01/2014 to 12/31/2014........    16.757799         17.362262             19,431
  01/01/2015 to 12/31/2015........    17.362262         17.133526             19,235
  01/01/2016 to 12/31/2016........    17.133526         17.358019             17,724
  01/01/2017 to 12/31/2017........    17.358019         17.709312             12,554
American Funds Global Small Capitalization Division (Class 2)
  01/01/2008 to 12/31/2008........     3.466071          1.585284          1,832,329
  01/01/2009 to 12/31/2009........     1.585284          2.516436          1,590,104
  01/01/2010 to 12/31/2010........     2.516436          3.031619          1,261,864
  01/01/2011 to 12/31/2011........     3.031619          2.412378          1,041,248
  01/01/2012 to 12/31/2012........     2.412378          2.805424            792,409
  01/01/2013 to 12/31/2013........     2.805424          3.541667            711,772
  01/01/2014 to 12/31/2014........     3.541667          3.559431            608,490
  01/01/2015 to 12/31/2015........     3.559431          3.512234            368,206
  01/01/2016 to 12/31/2016........     3.512234          3.529014            313,965
  01/01/2017 to 12/31/2017........     3.529014          4.372522            295,528
American Funds Growth Division (Class 2)
  01/01/2008 to 12/31/2008........    16.835173          9.282169            660,933
  01/01/2009 to 12/31/2009........     9.282169         12.735064            535,131
  01/01/2010 to 12/31/2010........    12.735064         14.874350            423,920
  01/01/2011 to 12/31/2011........    14.874350         14.012636            317,544
  01/01/2012 to 12/31/2012........    14.012636         16.256136            277,378
  01/01/2013 to 12/31/2013........    16.256136         20.814002            245,619
  01/01/2014 to 12/31/2014........    20.814002         22.226579            212,521
  01/01/2015 to 12/31/2015........    22.226579         23.373900            147,840
  01/01/2016 to 12/31/2016........    23.373900         25.185384            133,093
  01/01/2017 to 12/31/2017........    25.185384         31.799541            114,880
American Funds Growth-Income Division (Class 2)
  01/01/2008 to 12/31/2008........    11.442093          6.998060            552,127
  01/01/2009 to 12/31/2009........     6.998060          9.038553            409,436
  01/01/2010 to 12/31/2010........     9.038553          9.911591            350,549
  01/01/2011 to 12/31/2011........     9.911591          9.576075            265,450
  01/01/2012 to 12/31/2012........     9.576075         11.070735            217,382
  01/01/2013 to 12/31/2013........    11.070735         14.544951            207,743
  01/01/2014 to 12/31/2014........    14.544951         15.836329            179,231
  01/01/2015 to 12/31/2015........    15.836329         15.811667            146,385

                                               1.60% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2016 to 12/31/2016........   15.811667         17.353480            123,869
  01/01/2017 to 12/31/2017........   17.353480         20.901544            108,997


--------
NOTES:

   For Contracts issued prior to May 1, 1995, the MFS(R) Total Return Sub-Account Class A is available.

   MFS(R) Total Return Division was previously the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the accumulation unit value history of the Balanced Sub-Account through the date of the merger. For Contracts issued on and after May 1, 1995, the MFS Total Return Sub-Account Class E is available.

   Zenith Equity Division was previously the Capital Growth Sub-Account. Effective May 1, 2002, the Zenith Equity Portfolio of the New England Zenith Fund changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. On or about April 28, 2003, these series of the Zenith Fund were reorganized into newly established portfolios of the Metropolitan Series Fund (renamed as of March 6, 2017, Brighthouse Funds Trust II). Effective on or about May 1, 2009, one of these portfolios of the Metropolitan Series Fund merged with and into a portfolio of Met Investors Series Trust (renamed as of March 6, 2017, Brighthouse Funds Trust I).

   Clearbridge Aggressive Growth Division was previously the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. On April 29, 2011, the Legg Mason Value Equity Portfolio merged into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division, formerly the Legg Mason Value Equity Division, formerly the MFS Investors Trust Sub-Account and formerly the MFS Research Managers Sub-Account) reflects the accumulation unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

   For Contracts issued prior to May 1, 1995, the MetLife Stock Index Sub-Account Class A is available.

   For Contracts issued on and after May 1, 1995, the MetLife Stock Index Sub-Account Class B is available.

   MetLife Stock Index Division (Class A) was previously the Westpeak Stock Index Sub-Account. On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series of the New England Zenith Fund. Information shown for the MetLife Stock Index Sub-Account Class A reflects the accumulation unit value history of the Westpeak Stock Index Sub-Account through the date of the substitution.

   Baillie Gifford International Stock Division was previously the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. Information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Effective May 1, 2009, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio. Effective February 1, 2012 Artio International Stock Portfolio changes its name to Baillie Gifford International Stock Portfolio.

   ClearBridge Aggressive Growth Division was previously the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the accumulation unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio. Effective November 2, 2009, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio. Effective April 29, 2011, Class B shares of Legg Mason ClearBridge Aggressive Growth Portfolio were exchanged for Class A shares. Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

   Morgan Stanley Mid Cap Growth Division was previously the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the April 30, 2004 merger. On or about April 30, 2010, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund since April 30, 2004, merged with and into the Van Kampen Mid Cap Growth Portfolio and was immediately renamed the Morgan Stanley Mid Cap Growth Portfolio. Information shown for the Morgan Stanley Mid-Cap Growth Sub-Account reflects the accumulation unit value history of the FI Mid Cap Opportunities Sub-Account since April 30, 2004 through the date of the April 30, 2010 merger.

   Morgan Stanley Mid Cap Growth Division was previously the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account through the date of the merger. Since the merger, on or about April 30, 2010, the FI Mid Cap Opportunities Portfolio merged with and into the Van Kampen Mid Cap Growth Portfolio and was immediately renamed the Morgan Stanley Mid Cap Growth Portfolio.

   Jennison Growth Division was previously the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/
   Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/ Putnam Voyager Sub-Account) reflects the accumulation unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

   Clearbridge Aggressive Growth Division was previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. On April 29, 2011, the Legg Mason Value Equity Portfolio merged into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division, formerly the Legg Mason Value Equity Sub-Account and formerly the MFS Investors Trust Sub-Account) reflects the accumulation unit value history of the MFS Investors Sub-Account Class A through the date of the merger.

   BlackRock Large Cap Core Division was previously the BlackRock Large Cap Sub-Account. On or about April 30, 2007, the BlackRock Large Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the BlackRock Large Cap Core Portfolio. Information shown for the BlackRock Large Cap Core Sub-Account (formerly the BlackRock Investment Trust Sub-Account) reflects the accumulation unit value history of the BlackRock Large Cap Sub-Account through the date of the merger.

   MFS(R) Research International Division was previously the Fidelity VIP Overseas Sub-Account. On November 7, 2008, the MFS(R) Research International Portfolio--Class A was substituted for the Fidelity VIP Overseas Portfolio--Initial Class. Information shown for the MFS(R) Research International Sub-Account reflects the accumulation unit value history of the Fidelity VIP Overseas Sub-Account through the date of the substitution.

   BlackRock Legacy Large Cap Growth Division was previously the FI Large Cap Sub-Account. Effective May 4, 2009, the FI Large Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the BlackRock Legacy Large Cap Growth Portfolio. Information shown for the BlackRock Legacy Large Cap Growth Division (Class B) reflects the accumulation unit value history of the FI Large Cap Sub-Account through the date of the merger.

   Class A shares of MFS(R) Research International were substituted for the Fidelity VIP Overseas Portfolio Initial Class on November 7, 2008. Class A shares are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of April 28, 2008).

   Clearbridge Aggressive Growth Division was previously the Legg Mason Value Equity Division. On April 29, 2011, the Legg Mason Value Equity Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division and formerly the Legg Mason Value Equity Division) reflects the unit value history of the Legg Mason Value Equity Division through the date of the merger.

   MetLife Aggressive Strategy Division was previously the MetLife Aggressive Allocation Division. On April 29, 2011, the MetLife Aggressive Allocation Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MetLife Aggressive Strategy Portfolio. Information shown for the MetLife Aggressive Strategy Division (formerly the MetLife Aggressive Allocation Division) reflects the unit value history of the MetLife Aggressive Allocation Division through the date of the merger.

   Jennison Growth Division was previously the Oppenheimer Capital Appreciation Division. On April 30, 2012, the Oppenheimer Capital Appreciation Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Division (formerly the Oppenheimer Capital Appreciation Division) reflects the unit value history of Oppenheimer Capital Appreciation Division through the date of the merger.

   MFS(R) Value Division was previously the FI Value Leaders Division. On April 29, 2013, the FI Value Leaders Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Value Portfolio and Class E shares were exchanged for Class A shares. Information shown for the MFS(R) Value Division (formerly the FI Value Leaders Division) reflects the unit value history of FI Value Leaders Division through the date of the merger.

   Neuberger Berman Genesis Division was previously the MLA Mid Cap Division. On April 29, 2013, the MLA Mid Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Neuberger Berman Genesis Portfolio. Information shown for the Neuberger Berman Genesis Division (formerly the MLA Mid Cap Division) reflects the unit value history of MLA Mid Cap Division through the date of the merger.

   T. Rowe Price Large Cap Growth Division was previously the RCM Technology Division. On April 29, 2013, the RCM Technology Portfolio that had been offered as an Eligible Fund through that date, merged with and into the T. Rowe Price Large Cap Growth Portfolio. Information shown for the T. Rowe Price Large Cap Growth Division (formerly the RCM Technology Division) reflects the unit value history of RCM Technology Division through the date of the merger.

   MetLife Aggressive Strategy Division was previously the Zenith Equity Division. On April 29, 2013, the Zenith Equity Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MetLife Aggressive Strategy Portfolio. Information shown for the MetLife Aggressive Strategy Division (formerly the Zenith Equity Division) reflects the unit value history of Zenith Equity Division through the date of the merger.

   ClearBridge Aggressive Growth Division was previously the ClearBridge Aggressive Growth Portfolio II Division. Effective April 28, 2014, the ClearBridge Aggressive Growth Portfolio II (Class B) that had been offered as an Eligible Fund through that date, merged with and into the ClearBridge Aggressive Growth Portfolio (Class A). Information shown for the ClearBridge Aggressive Growth Division reflects the unit value history of ClearBridge Aggressive Growth Portfolio II Division through the date of the April 25, 2014 merger.

   Western Asset Management Strategic Bond Opportunities Portfolio Division was previously the Lord Abbett Bond Debenture Portfolio Division. Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio

   (Class B) that had been offered as an Eligible Fund through that date, merged with and into Western Asset Management Strategic Bond Opportunities Portfolio (Class B). Information shown for the Western Asset Management Strategic Bond Opportunities Portfolio (Class B) Division reflects the unit value history of Lord Abbett Bond Debenture Portfolio (Class B) Division through the date of the May 1, 2016 merger.

   MFS(R) Value Portfolio Division was previously BlackRock Large Cap Value Portfolio Division. Effective as of April 27, 2018, the BlackRock Large Cap Value Portfolio (Class E) that had been offered as an Eligible Fund through that date, merged with and into MFS(R) Value Portfolio (Class E). Information shown for the MFS(R) Value Portfolio (Class E) Division reflects the unit value history of BlackRock Large Cap Value Portfolio (Class E) Division through the date of the Apil 27, 2018 merger.

   * * *


     Name Changes:
     ------------

   Effective December 15, 2017:
Invesco Mid Cap Value Portfolio was renamed Victory Sycamore Mid Cap Value
   Portfolio.

   * * *

                                  PREMIUM TAX


     Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.




                             CONTRACTS USED WITH TAX
JURISDICTION               QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
-----------------------   ----------------------------   --------------------
California.............   0.50%*                         2.35%
Florida(1).............   1.00%                          1.00%
Maine(2)...............    --                            2.00%
Nevada.................    --                            3.50%
Puerto Rico(3).........   1.00%                          1.00%
South Dakota(4)........    --                            1.25%
West Virginia..........   1.00%                          1.00%
Wyoming................    --                            1.00%


--------

*     Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.


     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.
(1) Annuity purchase payments are exempt from taxation provided that the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1.0%.

(2) Special rate of 1% applies for certified Long Term Care and qualified group disability Contracts.

(3) The Company will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Contract Value, withdrawals, death benefits or income payments.

(4) Special rate applies for large case annuity Contracts. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case Contracts is not subject to retaliation.



                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             FOR ZENITH ACCUMULATOR




HISTORY
INVESTMENT ADVISERS
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL MATTERS
FINANCIAL STATEMENTS

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

   MetLife Investors Distribution Company
     200 Park Avenue
     New York, NY 10166


      [ ] Zenith Accumulator -- Metropolitan Life Separate Account E
      [ ] Brighthouse Funds Trust I
      [ ] Brighthouse Funds Trust II
      [ ] American Funds Insurance Series(R)
      [ ] Variable Insurance Products Fund
      [ ] My current address is:




      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      Zip